NET (LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
NET (LOSS) INCOME PER SHARE
NET (LOSS) INCOME PER SHARE

16.         NET (LOSS) INCOME PER SHARE

	Years ended December 31,
	2020	2021	2022
Numerator:
Net loss attributable to Gravitas Education Holdings, Inc.	1,875	1,372	(22,170)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share
Basic	28,122,851	28,208,734	28,291,887
Diluted	28,870,450	28,962,480	28,291,887

Net (loss) per share attributable to ordinary shareholders
Basic	0.07	0.05	(0.78)
Diluted	0.06	0.05	(0.78)